Significant Accounting Policies - Estimated Useful Lives of Intangible Assets (Details)	12 Months Ended
Dec. 31, 2020
Trademarks | Minimum
Finite Lived Intangible Assets [Line Items]
Intangible assets. Estimated useful lives	9 years
Trademarks | Maximum
Finite Lived Intangible Assets [Line Items]
Intangible assets. Estimated useful lives	15 years
Software
Finite Lived Intangible Assets [Line Items]
Intangible assets. Estimated useful lives	5 years